UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)

                                   ----------

                    11111 Santa Monica Boulevard, Suite 1500
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2010

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (000)*
DECEMBER 31, 2009 (UNAUDITED)

CAUSEWAY INTERNATIONAL VALUE FUND                   NUMBER OF SHARES        VALUE
-------------------------------------------------   ----------------   -----------
COMMON STOCK
CANADA -- 1.8%
  Precision Drilling Trust                                 5,328,752   $    38,798
                                                                       -----------

FRANCE -- 16.9%
  Accor SA                                                   559,888        30,588
  AXA SA                                                   1,757,087        41,187
  BNP Paribas SA                                             429,746        34,031
  European Aeronautic Defence and Space Co. NV               889,944        17,860
  France Telecom SA+                                       1,705,429        42,546
  Sanofi-Aventis SA+                                         801,682        62,944
  Technip SA                                               1,074,184        75,453
  Vinci SA                                                 1,134,397        63,729
                                                                       -----------
                                                                           368,338
                                                                       -----------
GERMANY -- 11.1%
  Bayer AG                                                   339,489        27,123
  Deutsche Post AG                                         1,875,981        36,197
  E.ON AG                                                  1,099,281        46,066
  Linde AG                                                   463,739        55,781
  Siemens AG                                                 839,325        76,900
                                                                       -----------
                                                                           242,067
                                                                       -----------

GREECE -- 1.8%
  OPAP SA                                                  1,804,532        39,581
                                                                       -----------

HONG KONG -- 1.7%
  Yue Yuen Industrial Holdings Ltd.+,(2)                  12,524,533        36,263
                                                                       -----------

IRELAND -- 1.3%
  Smurfit Kappa Group PLC+,(2)                             3,012,955        27,167
                                                                       -----------

ITALY -- 1.3%
  Snam Rete Gas SpA                                        5,509,712        27,318
                                                                       -----------

SCHEDULE OF INVESTMENTS (000)*
DECEMBER 31, 2009 (UNAUDITED)

CAUSEWAY INTERNATIONAL VALUE FUND                   NUMBER OF SHARES     VALUE
-------------------------------------------------   ----------------   -----------
JAPAN -- 16.4%
  Fanuc Ltd.                                                 778,000   $    72,554
  Haseko Corp.                                            18,773,500        13,402
  Honda Motor Co. Ltd.                                       665,700        22,600
  Mitsubishi Gas Chemical Co. Inc.                         6,145,000        30,984
  Mitsubishi UFJ Financial Group Inc.                      5,230,600        25,780
  Sankyo Co. Ltd.                                            602,700        30,197
  Shin-Etsu Chemical Co. Ltd.                                716,000        40,448
  SMC Corp.                                                  241,900        27,637
  Sony Financial Holdings Inc.+                               13,514        35,190
  Tokyo Electron Ltd.                                        910,400        58,471
                                                                       -----------
                                                                           357,263
                                                                       -----------

NETHERLANDS -- 10.6%
  Akzo Nobel NV                                              982,593        65,054
  ASML Holding NV                                          1,093,133        37,260
  Reed Elsevier NV                                         5,090,003        62,349
  TNT NV                                                   2,172,733        66,645
                                                                       -----------
                                                                           231,308
                                                                       -----------

NORWAY -- 2.7%
  Aker Kvaerner ASA                                        4,432,850        57,583
                                                                       -----------

SINGAPORE -- 1.5%
  Singapore Airlines Ltd.                                  3,073,000        32,536
                                                                       -----------

SOUTH KOREA -- 2.1%
  Hyundai Heavy Industries                                   310,289        46,106
                                                                       -----------

SPAIN -- 3.0%
  Enagas                                                   1,038,068        22,974
  Telefonica SA                                            1,539,536        43,020
                                                                       -----------
                                                                            65,994
                                                                       -----------

SCHEDULE OF INVESTMENTS (000)*
DECEMBER 31, 2009 (UNAUDITED)

CAUSEWAY INTERNATIONAL VALUE FUND                   NUMBER OF SHARES      VALUE
-------------------------------------------------   ----------------   -----------
SWEDEN -- 1.6%
  Skandinaviska Enskilda Banken AB, Class A                4,323,851   $    26,758
  Telefonaktiebolaget LM Ericsson, Class B                   778,917         7,178
                                                                       -----------
                                                                            33,936
                                                                       -----------

SWITZERLAND -- 11.1%
  Compagnie Financiere Richemont SA                        1,388,233        46,648
  Givaudan SA                                                 27,355        21,872
  Novartis AG                                                776,496        42,373
  Roche Holding AG                                           249,517        42,640
  Sulzer AG                                                   55,639         4,362
  UBS AG(1)                                                2,968,449        46,192
  Zurich Financial Services AG                               173,097        37,816
                                                                       -----------
                                                                           241,903
                                                                       -----------

UNITED KINGDOM -- 13.4%
  Aviva PLC                                                6,143,779        39,082
  British American Tobacco PLC                             1,020,729        33,136
  HSBC Holdings PLC                                        3,517,321        40,010
  Michael Page International PLC                           3,586,355        21,835
  Rexam PLC                                                5,899,122        27,578
  Rio Tinto PLC                                              650,179        35,108
  Rolls-Royce Group PLC                                    3,213,806        25,027
  Royal Dutch Shell PLC, Class B                             745,772        21,719
  Vodafone Group PLC                                      21,107,997        48,880
                                                                       -----------
                                                                           292,375
                                                                       -----------
TOTAL COMMON STOCK
  (COST $2,135,792) -- 98.3%                                             2,138,536
                                                                       -----------

SCHEDULE OF INVESTMENTS (000)*
DECEMBER 31, 2009 (UNAUDITED)

CAUSEWAY INTERNATIONAL VALUE FUND                   NUMBER OF SHARES      VALUE
-------------------------------------------------   ----------------   -----------
SHORT-TERM INVESTMENT
  Dreyfus Cash Management, Institutional Class,
    0.080%**                                              29,615,583   $    29,616
                                                                       -----------

TOTAL SHORT-TERM INVESTMENT
  (COST $29,616) -- 1.4%                                                    29,616
                                                                       -----------

TOTAL INVESTMENTS -- 99.7%
  (COST $2,165,408)                                                      2,168,152
                                                                       -----------

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                                7,393
                                                                       -----------

NET ASSETS -- 100.0%                                                   $ 2,175,545
                                                                       ===========

*     Except for share data.
**    The rate reported is the 7-day effective yield as of December 31, 2009.
1     Non-income producing security.
2 Security considered illiquid. The total value of such securities as of December 31, 2009 was $ 63,430 and represented 2.9% of Net Assets.
+ Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

At December 31, 2009, the tax basis cost of the Fund's investments was $2,165,408 and the unrealized appreciation and depreciation were $272,497 and $(269,753), respectively.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments carried at value:

Investments in Securities                     Level 1         Level 2~      Level 3      Total
                                           -------------   --------------   -------   -----------
   Common Stock                            $      38,798   $    2,099,738   $    --   $ 2,138,536
   Short-Term Investment                          29,616               --        --        29,616
                                           -------------   --------------   -------   -----------
Total Investments in Securities            $      68,414   $    2,099,738   $    --   $ 2,168,152
                                           =============   ==============   =======   ===========

~ Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CCM-QH-001-1100

SCHEDULE OF INVESTMENTS (000)*
DECEMBER 31, 2009 (UNAUDITED)

CAUSEWAY EMERGING MARKETS FUND                        NUMBER OF SHARES      VALUE
---------------------------------------------------   ----------------   -----------
COMMON STOCK
BRAZIL -- 11.0%
  Banco Bradesco SA ADR                                          9,800   $       214
  Centrais Eletricas Brasileiras SA                              8,900           186
  Cia de Saneamento Basico do Estado de Sao Paulo ADR           12,600           493
  Itau Unibanco Banco Multiplo SA ADR                            5,285           121
  Petroleo Brasileiro SA ADR                                    21,200           916
  Souza Cruz SA                                                  5,300           176
  Vale SA ADR, Class B                                          28,500           827
                                                                         -----------
                                                                               2,933
                                                                         -----------

CHINA -- 18.7%
  American Oriental Bioengineering Inc.(1)                      28,000           130
  Bank of China Ltd., Class H                                1,089,000           590
  Beijing Enterprises Holdings Ltd.                             36,500           265
  China Agri-Industries Holdings Ltd.                          257,000           338
  China Construction Bank Corp., Class H                       822,000           707
  China Life Insurance Co. Ltd. ADR                                600            44
  China Mobile Ltd. ADR                                          9,000           418
  China Petroleum & Chemical Corp. ADR                           4,900           431
  CNOOC Ltd. ADR                                                 2,000           311
  Dongfeng Motor Group Co. Ltd., Class H                       126,000           182
  FerroChina Ltd.(1,2,4)                                       258,000             -
  Industrial & Commercial Bank of China, Class H               369,000           306
  PetroChina Co. Ltd. ADR                                        3,200           381
  Renhe Commercial Holdings Co. Ltd.                           608,000           138
  Shenzhen Investment Ltd.                                     500,000           213
  Tencent Holdings Ltd.                                         11,900           259
  Yanzhou Coal Mining Co. Ltd. ADR                              13,100           286
                                                                         -----------
                                                                               4,999
                                                                         -----------

HUNGARY -- 0.4%
  OTP Bank Nyrt                                                  3,381            98
                                                                         -----------

SCHEDULE OF INVESTMENTS (000)*
DECEMBER 31, 2009 (UNAUDITED)

CAUSEWAY EMERGING MARKETS FUND                        NUMBER OF SHARES      VALUE
---------------------------------------------------   ----------------   -----------
INDIA -- 7.4%
  Bank of India                                                 31,119   $       258
  Hindalco Industries Ltd.                                     115,741           401
  IDBI Bank Ltd.                                               152,283           418
  Infosys Technologies Ltd. ADR                                  1,700            94
  Oil & Natural Gas Corp. Ltd.                                  17,554           446
  Tata Consultancy Services Ltd.                                14,378           232
  Tata Steel Ltd.                                                9,214           123
                                                                         -----------
                                                                               1,972
                                                                         -----------

INDONESIA -- 1.9%
  Astra International                                           52,500           192
  United Tractors Tbk PT GDR                                   189,500           310
                                                                         -----------
                                                                                 502
                                                                         -----------

ISRAEL -- 4.6%
  Bezeq Israeli Telecommunication Corp. Ltd.                    91,248           231
  Cellcom Israel Ltd. ADR                                        7,300           234
  Check Point Software Technologies(1)                           5,100           173
  Teva Pharmaceutical Industries Ltd. ADR                       10,324           580
                                                                         -----------
                                                                               1,218
                                                                         -----------

MALAYSIA -- 1.1%
  Affin Holdings Bhd                                           214,700           158
  Sime Darby Bhd                                                49,900           131
                                                                         -----------
                                                                                 289
                                                                         -----------

MEXICO -- 4.1%
  America Movil SAB de CV ADR, Series L                         12,500           587
  Grupo Mexico SAB de CV, Series B                             126,694           290
  Wal-Mart de Mexico SAB de CV                                  48,500           216
                                                                         -----------
                                                                               1,093
                                                                         -----------

POLAND -- 1.5%
  KGHM Polska Miedz SA                                          10,978           406
                                                                         -----------

SCHEDULE OF INVESTMENTS (000)*
DECEMBER 31, 2009 (UNAUDITED)

CAUSEWAY EMERGING MARKETS FUND                        NUMBER OF SHARES      VALUE
---------------------------------------------------   ----------------   -----------
RUSSIA -- 5.0%
  LUKOIL ADR                                                     8,575   $       491
  Mobile Telesystems ADR                                         2,700           132
  OAO Gazprom                                                   33,594           205
  OAO Gazprom ADR                                               13,115           334
  OAO NovaTek GDR                                                2,629           174
                                                                         -----------
                                                                               1,336
                                                                         -----------

SINGAPORE -- 0.7%
  Yangzijiang Shipbuilding Holdings Ltd.                       207,000           178
                                                                         -----------

SOUTH AFRICA -- 6.2%
  Aveng Ltd.                                                    11,991            65
  British American Tobacco PLC                                   1,090            36
  Growthpoint Properties Ltd.                                  114,305           216
  Metropolitan Holdings Ltd.                                   123,982           225
  Reinet Investments SCA(1)                                      1,709             3
  Remgro Ltd.                                                   38,593           466
  Steinhoff International Holdings Ltd.                        149,556           420
  Telkom SA Ltd.                                                46,145           234
                                                                         -----------
                                                                               1,665
                                                                         -----------

SOUTH KOREA -- 14.3%
  Busan Bank                                                     3,334            40
  Daishin Securities Co. Ltd.                                   27,170           365
  Global & Yuasa Battery Co. Ltd.                                4,950           107
  Honam Petrochemical Corp.                                      2,286           201
  Hyundai Heavy Industries                                       1,112           165
  Korea Zinc Co. Ltd.                                            1,005           176
  KT&G Corp.                                                     1,217            67
  LG Chemical Ltd.                                               1,731           340
  LG Display Co. Ltd. ADR                                        7,700           130
  LG Telecom Ltd.                                               47,091           344
  Nexen Tire Corp.                                              38,820           225

SCHEDULE OF INVESTMENTS (000)*
DECEMBER 31, 2009 (UNAUDITED)

CAUSEWAY EMERGING MARKETS FUND                        NUMBER OF SHARES      VALUE
---------------------------------------------------   ----------------   -----------
SOUTH KOREA - (CONTINUED)
  POSCO ADR                                                      2,500   $       328
  Samsung Electronics Co. Ltd.                                   1,197           821
  STX Engine Co..Ltd.                                            7,430           122
  Sungwoo Hitech Co. Ltd.                                       19,165           205
  Woori Finance Holdings Co. Ltd.                                5,440            65
  Youngone Corp.                                                 3,854           116
                                                                         -----------
                                                                               3,817
                                                                         -----------

TAIWAN -- 12.4%
  Altek Corp.                                                  110,224           225
  Asia Optical Co. Inc.                                             70             -
  China Development Financial Holding Corp.(1)                 223,925            69
  Chunghwa Telecom Co. Ltd. ADR                                  5,088            94
  Compal Electronics Inc.                                      326,958           454
  Entire Technology Co..Ltd.                                    14,000           101
  Gigabyte Technology Co. Ltd.                                 313,000           307
  HON HAI Precision Industry Co. Ltd.                           17,000            81
  Hung Poo Real Estate Development Corp.                        58,000            93
  Hung Sheng Construction Co. Ltd.                             652,000           320
  Lite-On Technology Corp.                                     211,472           318
  Phihong Technology Co. Ltd.                                  131,000           127
  P-Two Industries Inc.                                         49,000           103
  Quanta Computer Inc.                                         144,060           314
  Quanta Storage Inc.                                           60,660           117
  Star Travel Taiwan Co. Ltd.(1,3,4)                            19,800            19
  Taiwan Cooperative Bank                                      206,000           130
  Taiwan Semiconductor Manufacturing Co. Ltd. ADR               24,202           277
  Tsann Kuen Enterprise Co. Ltd.                                13,200            24
  Wistron Corp.                                                 71,977           140
                                                                         -----------
                                                                               3,313
                                                                         -----------

THAILAND -- 0.9%
  Krung Thai Bank PCL                                          427,500           126

SCHEDULE OF INVESTMENTS (000)*
DECEMBER 31, 2009 (UNAUDITED)

CAUSEWAY EMERGING MARKETS FUND                        NUMBER OF SHARES      VALUE
---------------------------------------------------   ----------------   -----------
THAILAND - (CONTINUED)
  Thoresen Thai Agencies PCL                                   155,920   $       127
                                                                         -----------
                                                                                 253
                                                                         -----------

TURKEY --  2.6%
  Kardemir Karabuk Demir Celik
  Sanayi ve Ticaret AS, Class D(1)                             618,600           265
  Turk Hava Yollari                                            114,529           438
                                                                         -----------
                                                                                 703
                                                                         -----------

TOTAL COMMON STOCK
  (COST $21,523) -- 92.8%                                                     24,775
                                                                         -----------

PREFERRED STOCK
BRAZIL --  3.8%
  Cia Energetica de Minas Gerais                                10,225           185
  Eletropaulo Metropolitana Eletricidade de Sao
    Paulo SA                                                    20,329           403
  Investimentos Itau SA                                         40,156           273
  Telemar Norte Leste SA                                         3,809           136
                                                                         -----------
                                                                                 997
                                                                         -----------

SOUTH KOREA --  0.5%
  Hyundai Motor Co.                                              3,820           141
                                                                         -----------

TOTAL PREFERRED STOCK
  (COST $1,127) -- 4.3%                                                        1,138
                                                                         -----------

SHORT-TERM INVESTMENT
  Dreyfus Cash Management, Institutional
    Class, 0.080%**                                            333,449           333
                                                                         -----------

TOTAL SHORT-TERM INVESTMENT
  (COST $ 333) -- 1.2%                                                           333
                                                                         -----------

SCHEDULE OF INVESTMENTS (000)*
DECEMBER 31, 2009 (UNAUDITED)

CAUSEWAY EMERGING MARKETS FUND                        NUMBER OF SHARES      VALUE
---------------------------------------------------   ----------------   -----------
EXCHANGE-TRADED FUND
  Vanguard Emerging Markets ETF                                 12,300   $       504
                                                                         -----------

TOTAL EXCHANGE-TRADED FUND
  (COST $502) -- 1.9%                                                            504
                                                                         -----------

TOTAL INVESTMENTS -- 100.2%
  (COST $23,485)                                                              26,750
                                                                         -----------

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%                                  (59)
                                                                         -----------

NET ASSETS -- 100.0%                                                     $    26,691
                                                                         ===========

*     Except for share data.
**    The rate reported is the 7-day effective yield as of December 31, 2009.
ADR   American Depositary Receipt
ETF   Exchange-Traded Fund
GDR   Global Depositary Receipt
1     Non-income producing security.
2     Security fair valued at zero due to company's insolvency.
3 Security fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2009 was $19 and represented 0.1% of Net Assets.
4 Security considered illiquid. The total value of such securities as of December 31, 2009 was $19 and represented 0.1% of Net Assets.

Amounts designated as "-" are $0 or have been rounded to $0.

At December 31, 2009, the tax basis cost of the Fund's investments was $23,485 and the unrealized appreciation and depreciation were $5,559 and $(2,294), respectively.

SCHEDULE OF INVESTMENTS (000)*
DECEMBER 31, 2009 (UNAUDITED)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments carried at value:

                                              Level 1   Level 2~    Level 3      Total
                                             --------   --------   --------   ----------
Investments in Securities
   Common Stock                              $ 20,502   $  4,254   $     19   $   24,775
   Preferred Stock                              1,138       --           --        1,138
   Short-Term Investment                          333       --           --          333
   Exchange-Traded Fund                           504       --           --          504
                                             --------   --------   --------   ----------
Total Investments in Securities              $ 22,477   $  4,254   $     19   $   26,750
                                             ========   ========   ========   ==========

~ Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                          Investments in
                                                           Common Stock
                                                          ---------------
Beginning balance as of October 1, 2009                   $            --
   Realized gain/(loss)                                                --
   Change in unrealized appreciation/(depreciation)                    --
   Net transfer in and/or out of Level 3                               19
                                                         ----------------
Ending balance as of December 31, 2009                    $            19
                                                         ================

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CCM-QH-002-0600

SCHEDULE OF INVESTMENTS (000)*
DECEMBER 31, 2009 (UNAUDITED)

CAUSEWAY GLOBAL VALUE FUND                   NUMBER OF SHARES       VALUE
-------------------------------------------  ----------------      -------
COMMON STOCK
FRANCE -- 11.7%
 AXA SA                                           1,386            $    33
 France Telecom SA+                               2,729                 68
 Sanofi-Aventis SA                                1,470                115
 Technip SA                                       2,001                141
 Vinci SA                                         1,854                104
                                                                   -------
                                                                       461
                                                                   -------

GERMANY -- 7.6%
 Deutsche Post AG                                 5,651                109
 E.ON AG                                          1,334                 56
 Linde AG                                           538                 65
 Siemens AG                                         766                 70
                                                                   -------
                                                                       300
                                                                   -------

GREECE -- 1.9%
 OPAP SA                                          3,463                 76
                                                                   -------

JAPAN -- 11.1%
 Fanuc Ltd.                                       1,400                131
 Mitsubishi Gas Chemical Co. Inc.                 8,000                 40
 Sankyo Co. Ltd.                                  1,300                 65
 Shin-Etsu Chemical Co. Ltd.                      1,400                 79
 Sony Financial Holdings Inc.                        25                 65
 Tokyo Electron Ltd.                                900                 58
                                                                   -------
                                                                       438
                                                                   -------

NETHERLANDS -- 9.0%
 Akzo Nobel NV                                    1,513                100
 ASML Holding NV                                  1,278                 44
 Reed Elsevier NV                                 8,331                102
 TNT NV                                           3,502                107
                                                                   -------
                                                                       353
                                                                   -------

SCHEDULE OF INVESTMENTS (000)*
DECEMBER 31, 2009 (UNAUDITED)

CAUSEWAY GLOBAL VALUE FUND                   NUMBER OF SHARES       VALUE
-------------------------------------------  ----------------      -------
SOUTH KOREA -- 2.2%
 Hyundai Heavy Industries                            575           $    85
                                                                   -------

SPAIN -- 1.4%
 Telefonica SA                                     1,966                55
                                                                   -------

SWITZERLAND -- 12.1%
 Kuoni Reisen Holding AG                             193                65
 Novartis AG                                       1,283                70
 Roche Holding AG                                    449                77
 Sulzer AG                                         1,030                81
 Transocean Ltd.(1)                                1,072                89
 UBS AG(1)                                         6,264                97
                                                                   -------
                                                                       479
                                                                   -------
UNITED KINGDOM -- 10.0%
 British American Tobacco PLC                      1,589                52
 Michael Page International PLC                    9,365                57
 Rio Tinto PLC                                       770                41
 Rolls-Royce Group PLC                            12,537                98
 Royal Dutch Shell PLC, Class B                    3,038                88
 Vodafone Group PLC                               25,884                60
                                                                   -------
                                                                       396
                                                                   -------
UNITED STATES -- 31.6%
 Allstate Corp.                                    1,994                60
 Altria Group Inc.                                 3,000                59
 Bank of America Corp.                             5,900                89
 Boeing Co.                                        1,600                87
 Cameron International Corp.(1)                    2,200                92
 Centene Corp.(1)                                  3,800                80
 Halliburton Co.                                   2,500                75
 Harley-Davidson Inc.                              2,437                61
 Home Depot Inc.                                   2,900                84

SCHEDULE OF INVESTMENTS (000)*
DECEMBER 31, 2009 (UNAUDITED)

CAUSEWAY GLOBAL VALUE FUND                   NUMBER OF SHARES       VALUE
-------------------------------------------  ----------------      -------
UNITED STATES - (CONTINUED)
 MetLife Inc.                                      2,708           $    96
 Microsoft Corp.                                   2,552                78
 NRG Energy Inc.(1)                                2,700                64
 Rockwell Collins Inc.                             1,312                73
 UnitedHealth Group Inc.                           2,998                91
 Walt Disney Co.                                   2,404                77
 Zenith National Insurance Corp.                   2,800                83
                                                                   -------
                                                                     1,249
                                                                   -------

TOTAL COMMON STOCK
 (COST $3,572) -- 98.6%                                              3,892
                                                                   -------

SHORT-TERM INVESTMENT
 Dreyfus Cash Management,
  Institutional Class, 0.080%**                   67,871                68
                                                                   -------

TOTAL SHORT-TERM INVESTMENT
 (COST $68) -- 1.7%                                                     68
                                                                   -------

TOTAL INVESTMENTS -- 100.3%
 (COST $3,640)                                                       3,960
                                                                   -------

LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (0.3)%                                                     (11)
                                                                   -------

NET ASSETS -- 100.0%                                               $ 3,949
                                                                   =======

*     Except for share data.
**    The rate reported is the 7-day effective yield as of December 31, 2009.
1     Non-income producing security.
+ Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

At December 31, 2009, the tax basis cost of the Fund's investments was $3,640 and the unrealized appreciation and depreciation were $567 and $(247), respectively.

SCHEDULE OF INVESTMENTS (000)*
DECEMBER 31, 2009 (UNAUDITED)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments carried at value:

Investments in Securities           Level 1      Level 2~      Level 3      Total
                                 -----------  ------------  -----------   ---------
   Common Stock                  $     1,338  $      2,554  $        --   $   3,892
   Short-Term Investment                  68           --            --          68
                                 -----------  ------------  -----------   ---------
Total Investments in Securities  $     1,406  $      2,554  $        --       3,960
                                 ===========  ============  ===========   =========

~ Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CCM-QH-003-0400

SCHEDULE OF INVESTMENTS (000)*
DECEMBER 31, 2009 (UNAUDITED)

CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND**  NUMBER OF SHARES        VALUE
-------------------------------------------  ----------------      --------
AFFILIATED MUTUAL FUNDS
 Causeway Emerging Markets Fund,
  Institutional Class                             17,160           $    168
 Causeway International Value Fund,
  Institutional Class                             48,718                551
                                                                   --------
TOTAL AFFILIATED MUTUAL FUNDS
 (COST $ 719) -- 99.9%                                                  719
                                                                   --------

TOTAL INVESTMENTS -- 99.9%
 (COST $ 719)                                                           719
                                                                   --------

OTHER ASSETS IN EXCESS
 OF LIABILITIES -- 0.1%                                                   1
                                                                   --------

NET ASSETS -- 100.0%                                               $    720
                                                                   ========

*     Except for share data.

**    Fund commenced operations on December 31, 2009.

At December 31, 2009, the tax basis cost of the Fund's investments was equal to the value of investments.

Security Valuation - Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market ("NASDAQ")) or Over-the-Counter ("OTC") for which market quotations are available are valued at the last reported sale price ("regular way") as of the close of regular trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in mutual funds that are not exchange-traded and money market funds are valued daily at the net asset value per share.

Securities for which market prices are not "readily available" are valued in accordance with fair value pricing procedures approved by the Fund's Board of Trustees (the "Board"). The Fund's fair value pricing procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

SCHEDULE OF INVESTMENTS (000)*
DECEMBER 31, 2009 (UNAUDITED)

When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

      - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

      - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

      - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at December 31, 2009:

Investments in Securities         Level 1       Level 2       Level 3      Total
                                 -----------  ------------  -----------   ---------
   Affiliated Mutual Funds       $       719  $         --  $        --   $     719
                                 -----------  ------------  -----------   ---------
Total Investments in Securities  $       719  $         --  $        --   $     719
                                 ===========  ============  ===========   =========

For more information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

CCM-QH-004-0100

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Causeway Capital Management Trust

By (Signature and Title)                  /s/ Turner Swan
                                          -------------------------------------
                                          Turner Swan, President

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                  /s/ Turner Swan
                                          -------------------------------------
                                          Turner Swan, President

Date: February 23, 2010

By (Signature and Title)                  /s/ Michael Lawson
                                          -------------------------------------
                                          Michael Lawson, Treasurer

Date: February 23, 2010